Equity Based Compensation	12 Months Ended
Dec. 31, 2021
Inspirato LLC
Equity Based Compensation

(12)Equity Based Compensation

Unit Option Plan

In December 2011, the board approved the Unit Option Plan, which provides for the granting of options to purchase the Company’s common units to employees, managers, and consultants.

The units are unvested and subject to each employee’s continued employment with the Company. The vesting start date for units issued to existing employees as part of the first grant is equal to the employee’s hire date. Subsequent unit grants have a vesting start date equal to the unit grant date. Once granted, the units vest over a period of three to five years. The term of each option is stated in the individual option agreement, provided, however, that the term is no more than 10 years from the date of the grant thereof. The unit exercise price is no less than the fair market value per unit established on the date of grant.

In 2020, the Company granted profits interests to certain key employees of the Company. The awards contain both a service condition and a performance condition that is contingent on a change in control event, as defined in the agreement, and which was not considered probable as of December 31, 2021. The business combination with Thayer was not a change in control as defined in the agreement.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used:

	2019	2020	2021
Approximate risk-free rate	1.55%	0.33%	0.49%
Average expected life	6 years	6 years	6 years
Volatility	64.3%	65.2%	47.6%
Estimated per unit fair value of options granted	$35.80	$16.67	$12.89

As of December 31, 2021 unit option expense remaining to be recognized was $1.5 million and will be recognized over the next eight years. There were 226,357 and 210,200 unit options outstanding at December 31, 2020 and 2021, respectively, with 0 and 1,255 units exercised during 2020 and 2021, respectively.

Profits Interests

In 2020, the Company authorized and issued 172,781 profits interests to certain executives of the Company. No profits interests were issued in 2021. The profits interests vest over the time period defined in each individual grant agreement or upon a change of control event. Profits interests are non-voting profits interest incentive units pursuant to individual award agreements, which set forth such additional terms and conditions, including the vesting and forfeiture terms. The profits interests participate in the distributions upon vesting of the units. As of December 31, 2021 and 2020, 267,888 profits interests were issued and outstanding, and $1.2 million in profits interest expense remained to be recognized.